Taxation (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Taxes [Abstract]
Tax expense	€ 16.4	€ 12.6	€ 33.8	€ 30.2